Royalty Agreement, Note Payable and Accrued Interest - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Jun. 21, 2011	Aug. 31, 2006 Patents	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
United States patents along with foreign counterparts		12
Quarterly royalty payments rate												3.00%		3.00%
Recurring royalty revenue			$ 251,000	$ 223,000	$ 262,000	$ 240,000	$ 282,000	$ 183,000	$ 242,000	$ 184,000	$ 182,000	$ 778,000	$ 784,000	$ 1,007,000	$ 791,000
Royalty financing agreement with a syndicate of lenders	8,500,000		8,885,000	8,513,000				8,207,000				8,885,000		8,513,000	8,207,000
Royalty financing agreement fees and expenses	473,000
Additional Interest Reserve Account	250,000
Royalties payable rate	100.00%
Term Loan accrue interest to LIBOR or plus	A) LIBOR or b) 1.50%, plus a margin of 14.5%
Accrued interest paid to cure the breach														167,000
Cumulative cash shortfall agreement from default stands			352,000									352,000
Number of trading days for the average closing price	10 days
Warrants expiration date	Dec. 31, 2016
Discount Interest Rate	18.70%
Capital expenses amortized to interest expense for how many months	48 months
Initial payment for asset sale agreement		4,000,000
Milestone payment for royalty payments upon commercialization																4,000,000
Percentage of principal balance of the term loan outstanding	10.00%
Right to make partial prepayment on term loan of outstanding	1,000,000
Warrants [Member]
Debt Instrument [Line Items]
Lender warrants to purchase common stock	2,840,909
Class of warrant or right, exercise price of warrants or rights	$ 0.22
Common stock premium rate	20.00%
Warrants accounted for equity instruments, fair value, discount against note	$ 390,000
Prepayment Fee Outstanding 13-24 Months [Member]
Debt Instrument [Line Items]
Prepayment fee rate	8.00%
Prepayment Fee Outstanding 25-36 Months [Member]
Debt Instrument [Line Items]
Prepayment fee rate	4.00%
Prepayment Fee Outstanding 37-48 Months [Member]
Debt Instrument [Line Items]
Prepayment fee rate	2.00%
Prepayment Fee Outstanding After 48 Months [Member]
Debt Instrument [Line Items]
Prepayment fee rate	0.00%